Costs, expenses and other operating results by nature (Tables)	12 Months Ended
Dec. 31, 2025
Costs, expenses and other operating results by nature
Expenses by nature

The Company presents its results by nature in the statement of income and details below its costs, expenses and other operating results by nature:

	2025	2024	2023
Raw materials and materials for use and consumption	(129,898,055)	(121,796,193)	(114,657,376)
Personnel expenses	(2,863,673)	(2,591,309)	(2,335,738)
Freight and storage	(1,200,420)	(1,276,230)	(1,378,054)
Depreciation and amortization	(1,219,034)	(900,673)	(840,377)
Services provided by third parties	(947,407)	(794,155)	(662,542)
Purchase of electricity (a)	(654,289)	(171,183)	-
Decarbonization obligation (b)	(370,823)	(584,371)	(740,298)
Amortization of right-of-use assets	(367,129)	(312,060)	(305,900)
Advertising and marketing	(231,779)	(221,344)	(235,167)
Bonuses and commissions	(159,200)	(122,436)	(136,090)
Taxes and fees	(128,071)	(60,411)	(105,577)
Other expenses and income, net (c)	616,538	232,741	(207,600)
Total	(137,423,342)	(128,597,624)	(121,604,719)
Classified as:
Cost of products and services sold	(133,010,699)	(123,811,893)	(116,730,469)
Selling and marketing	(2,517,894)	(2,499,547)	(2,253,226)
General and administrative	(2,249,413)	(1,872,092)	(2,018,159)
Other operating income (expenses), net (c)	354,664	(414,092)	(602,865)
Total	(137,423,342)	(128,597,624)	(121,604,719)

(a)	Refers to the purchase of electricity of subsidiary Ultragaz Comercializadora, acquired by Ultragaz in 2024. For further information, see Note 27.c.
(b)	Refers to the obligation established by the RenovaBio program to meet decarbonization targets for the gas and oil sector. The amounts are presented in Other operating income (expenses), net.
(c)	Include extemporaneous credits recognized in the year 2025 of R$ 672,572, see Note 7.